Financial Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of gross debt [Line Items]
Target ratio of net debt to EBITDA	1.5	1.5
Target ratio of net debt to EBITDA post IFRS 16	2.2	2.2
Borrowings	£ 1,651			£ 1,664
Adjusted operating profit	313
Adjusted operating profit translated at year end closing rates	288
(Increase) decrease in EBITDA translated at year end closing rates	38
EBITDA	550
EBITDA translated at year end closing rates	512
Cash and cash equivalents (excluding overdrafts)	1,097			437
Outstanding drawing	0
(Increase) decrease in adjusted operating profit translated at year end closing rates	25
Disposal groups classified as held for sale [member]
Disclosure of gross debt [Line Items]
Borrowings	69			0
Cash and cash equivalents (excluding overdrafts)	19			0
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of gross debt [Line Items]
Interest rate swaps	£ 355	€ 395
Investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	88.00%	88.00%
AAA money market fund counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	9.00%	9.00%
Non-investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	3.00%	3.00%
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	60.00%	60.00%
Borrowings	£ 458			539
Trade payables	195			214
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings	686			576
Trade payables	76			57
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings	35			107
Trade payables	69			87
Due in 2024 [member]
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility	900		$ 1,190
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings	£ 1,651			1,641
Floating interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings				£ 23